Business Combination (Details 1) $ in Thousands	Mar. 31, 2019 USD ($)
Business Acquisition [Line Items]
Cash	$ 14,470
Accounts receivable, net	3,951
Prepaid expense and other current assets	1,227
Fixed assets	887
Loan receivable - related party	175
Right of use assets	2,512
Other assets	2,243
Intangible assets	133,026
Goodwill	332,602
Accounts payable and accrued expenses	(4,080)
Contract liabilities	(6,930)
Lease liability - short term	(662)
Deferred tax liability	(39,908)
Other current liabilities	(1,261)
Finance lease obligations - current portion	(139)
Contract and other long-term liabilities	(1,762)
Finance lease obligation, less current portion	(262)
Long term debt	(525)
Lease liability - long term	(1,903)
Contingent consideration - pre-existing	(2,031)
Total consideration	431,630
Bonfire [Member]
Business Acquisition [Line Items]
Cash	4,641
Accounts receivable, net	323
Prepaid expense and other current assets	607
Fixed assets	118
Loan receivable - related party	0
Right of use assets	1,315
Other assets	369
Intangible assets	22,668
Goodwill	81,964
Accounts payable and accrued expenses	(1,084)
Contract liabilities	(1,221)
Lease liability - short term	(366)
Deferred tax liability	(6,800)
Other current liabilities	0
Finance lease obligations - current portion	0
Contract and other long-term liabilities	(60)
Finance lease obligation, less current portion	0
Long term debt	0
Lease liability - long term	(1,002)
Contingent consideration - pre-existing	0
Total consideration	101,472
CityBase holders [Member]
Business Acquisition [Line Items]
Cash	2,191
Accounts receivable, net	1,018
Prepaid expense and other current assets	170
Fixed assets	500
Loan receivable - related party	175
Right of use assets	0
Other assets	783
Intangible assets	48,155
Goodwill	119,741
Accounts payable and accrued expenses	(1,191)
Contract liabilities	(816)
Lease liability - short term	0
Deferred tax liability	(14,447)
Other current liabilities	0
Finance lease obligations - current portion	(139)
Contract and other long-term liabilities	(1,646)
Finance lease obligation, less current portion	(262)
Long term debt	0
Lease liability - long term	0
Contingent consideration - pre-existing	0
Total consideration	154,232
eCivis [Member]
Business Acquisition [Line Items]
Cash	136
Accounts receivable, net	720
Prepaid expense and other current assets	340
Fixed assets	56
Loan receivable - related party	0
Right of use assets	901
Other assets	30
Intangible assets	12,997
Goodwill	47,397
Accounts payable and accrued expenses	(582)
Contract liabilities	(1,635)
Lease liability - short term	0
Deferred tax liability	(3,899)
Other current liabilities	(3)
Finance lease obligations - current portion	0
Contract and other long-term liabilities	(56)
Finance lease obligation, less current portion	0
Long term debt	0
Lease liability - long term	(901)
Contingent consideration - pre-existing	(794)
Total consideration	54,707
Open Counter [Member]
Business Acquisition [Line Items]
Cash	107
Accounts receivable, net	46
Prepaid expense and other current assets	0
Fixed assets	29
Loan receivable - related party	0
Right of use assets	0
Other assets	0
Intangible assets	10,471
Goodwill	22,524
Accounts payable and accrued expenses	(124)
Contract liabilities	(484)
Lease liability - short term	0
Deferred tax liability	(3,141)
Other current liabilities	(491)
Finance lease obligations - current portion	0
Contract and other long-term liabilities	0
Finance lease obligation, less current portion	0
Long term debt	(525)
Lease liability - long term	0
Contingent consideration - pre-existing	0
Total consideration	28,412
Questica [Member]
Business Acquisition [Line Items]
Cash	6,763
Accounts receivable, net	1,257
Prepaid expense and other current assets	77
Fixed assets	182
Loan receivable - related party	0
Right of use assets	296
Other assets	1,061
Intangible assets	33,821
Goodwill	57,479
Accounts payable and accrued expenses	(911)
Contract liabilities	(2,774)
Lease liability - short term	(296)
Deferred tax liability	(10,147)
Other current liabilities	(767)
Finance lease obligations - current portion	0
Contract and other long-term liabilities	0
Finance lease obligation, less current portion	0
Long term debt	0
Lease liability - long term	0
Contingent consideration - pre-existing	(1,237)
Total consideration	84,804
Sherpa [Member]
Business Acquisition [Line Items]
Cash	632
Accounts receivable, net	587
Prepaid expense and other current assets	33
Fixed assets	2
Loan receivable - related party	0
Right of use assets	0
Other assets	0
Intangible assets	4,914
Goodwill	3,497
Accounts payable and accrued expenses	(188)
Contract liabilities	0
Lease liability - short term	0
Deferred tax liability	(1,474)
Other current liabilities	0
Finance lease obligations - current portion	0
Contract and other long-term liabilities	0
Finance lease obligation, less current portion	0
Long term debt	0
Lease liability - long term	0
Contingent consideration - pre-existing	0
Total consideration	$ 8,003